                       [STAAR(SM) Investment Trust Logo]

                               Semi-Annual Report

                           January 1 to June 30, 2000

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                             604 McKnight Park Dr.
                              Pittsburgh, PA 15237
                                  412-367-9076

LETTER TO SHAREHOLDERS

August 15, 2000

Dear Shareholder:

     The first half of 2000 saw the return of volatility to the U.S. stock markets. After a weak start, the major indexes jumped in March only to correct precipitously in April and May. A modest recovery has the S&P 500 back in positive territory for the year, but the DOW is still down year-to-date. The NASDAQ corrected over 35% from its high and International stock markets never got much momentum before getting hammered in April and May and have yet to recover much. Table A illustrates the highs and lows for various market indexes through 8/14/2000.

     This is a year when good money managers are earning their keep. The average stock mutual fund is beating the indexes and the STAAR Funds are generally performing well in this volatile environment. For a couple years we have been warning investors that the index fund craze could surprise investors who failed to understand that the math works in reverse just like it does when the markets are going up.

                        Table A -- Year 2000 Through 8/14/00
--------------------------------------------------------------------------------
Index          Beginning  Intra-day  Intra-day Value at    Change    Difference
                of Year   High for    Low For    Close    From 1/1      From
                            Year       Year     8/14/00                High to
                                                                         Low
--------------------------------------------------------------------------------
D Jones Ind    11497      11909       9612     11176      -2.79%      -19.3%
S&P 500         1469       1553       1325      1492       +1.5%      -14.7%
NASDAQ          4069       5133       3010      3850       -5.4%      -41.4%
Russell 2000     505        614        440       514       +1.9%      -28.3%
EAFE (Int'l)    1760       1774       1554      1617       -8.1%      -12.4%

     Overall, the economy has continued its unprecedented expansion. There have been signs of slowing, but the threat of recession appears low. Inflationary pressures seem to be easing. This may mean that the Federal Reserve will limit future interest rate increases. The gains in the bond markets over the last few months affirm this view. Our overall positive outlook remains intact, though investors should not ignore the risks inherent in variable markets.

     We are still in the middle of a momentous technological revolution. Economies worldwide continue to increase their productivity and trade. I continue to see excellent opportunities for investors. There will be more ups and downs, but patient long term investors have a good opportunity to be rewarded as the world economies progress.

     The detailed information in this report is provided to assist you in understanding your investment. Please feel free to call me personally if you have a question.

     On behalf of the Trustees and people of STAAR Financial Advisors, Inc., I want to thank you for your continued confidence in us. We remain deeply grateful for you and committed to your well being.

                                      Sincerely Yours,

                                      /s/ J. Andre Weisbrod, Trustee

                                      J. Andre Weisbrod, Trustee
                                      President, STAAR Financial Advisors, Inc.,
                                      Advisor to the Trust

STAAR Investment Trust Semi-Annual Report 6/30/00    (Published 9/1/00)   Page 1

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o    ARTICLES

o    WORKING PRINCIPLES

o    FUNNY FILE (We can't take everything too seriously, including ourselves)

o PERFORMANCE UPDATES (NAV prices and year-to-date performance numbers are updated daily)

o    PROSPECTUS AND APPLICATION FORM


                       [STAAR(SM) Investment Trust Logo]

                                   [Graphic]

                        An Investment for the Millennium


STAAR Investment Trust Semi-Annual Report 6/30/00                         Page 2

Perspective & Performance(1)

     Indexes used for comparisons are selected as being closest to each Fund's objectives. Multiple indexes are used where a single index may not correlate completely with a Fund's objectives, strategies and/or portfolio holdings.

     INTERMEDIATE BOND FUND (IBF)

     A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corp. Bonds with an average maturity usually between 3 and 7 years.

     Bond yields continued to decline in the second quarter, increasing bond values and resulting in continued positive returns. The question for the second half of 2000 centers on Federal Reserve policy. It seems likely that the Fed will leave rates alone in August. This would confirm the bond market's message that rates should stabilize. However a negative message from the Fed in the months to come could reverse this trend.

                                    Quarter   Year-to-Date                Three Year      Since Public    Since Private
Performance for Periods             Ending    Period 1/1/00    One Year   Avg. Annual      Inception       Inception
 Ending 6/30/00(1)                  6/30/00    to 6/30/00       Return     Return(2)      (5/28/97)(2)    (4/4/96)(2)
IBF TOTAL RETURN                     1.4%         2.9%           3.5%        4.9%             5.1%            4.3%
Lehm Bros Intrm Gov/Corp Indx        1.5%         4.2%           4.3%        6.0%             6.5%            5.4%
MornStar Interm-Term Fds Avg         1.1%         2.9%           3.3%        4.9%             5.3%            6.2%

Current Yield as of 6/30/00 ..........................  6.0%(3)     S.E.C. Yield as of 6/30/00 ..........................  5.6%(4)
Average Maturity .....................................  4.1 Years   Portfolio Turnover ..................................  0.0%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception. (3) Current Yield is calculated by dividing the projected annual income by the current net assets (total portfolio value less accrued expenses) (4) S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

     LONG TERM BOND FUND (LTBF)

     A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corp. Bonds with an average maturity over 10 years.

     Long-term yields have dropped more than short term, signifying a belief in the market that the Federal Reserve policy is working and that long-term inflation concerns are lessening. If this is true, then rest of 2000 could see similar positive performance in the second half of the year.

                                    Quarter   Year-to-Date                Three Year      Since Public    Since Private
Performance for Periods             Ending    Period 1/1/99    One Year   Avg. Annual      Inception       Inception
 Ending 6/30/00(1)                  6/30/00    to 6/30/00       Return     Return(2)      (5/28/97)(2)    (4/4/96)(2)
LTBF TOTAL RETURN                     0.6%        3.8%           1.1%        5.2%             6.0%            5.4%
Lehm Bros LT Gov/Corp Indx            0.9%        6.5%           4.6%        7.1%             7.8%            7.2%
MornStar Long-Term Fds Avg            0.3%        2.7%           2.2%        4.5%             5.1%            5.4%

Current Yield as of 6/30/00 ..........................  7.0%(3)     S.E.C. Yield as of 6/30/00 ..........................  6.2%(4)
Average Maturity .....................................  13.2 Years  Portfolio Turnover ..................................  7.8%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception. (3) Current Yield is calculated by dividing the projected annual income by the current net assets (total portfolio value less accrued expenses) (4) S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

STAAR Investment Trust Semi-Annual Report 6/30/00                         Page 3

     LARGER COMPANY STOCK FUND (LCSF)

     A fund of funds investing in funds that invest in large and larger mid-cap stocks with the objective of Growth with some Income. Individual stocks may be owned.

     Stocks struggled in the second quarter. Inflation/interest rate worries and concerns over high valuations caused a significant correction, especially in technology and Internet stocks. In some ways this looks healthy. Many stocks had surged ahead of reasonable valuations. Had they continued, a larger fall would have been likely with much larger damage. As it is, a better broad base support of stocks may be building. Barring a significant interest rate hike or an excess slowdown of the economy, there is a good chance of stocks ending the year on a positive note. However, we expect continued volatility. The changes made in the LCSF are paying off with improved performance in 2000.

     A word is in order regarding income. While the prospectus objective of this fund is "growth with some income", a number of factors have reduced or, as in the case of 1999, eliminated any ordinary income dividends and short-term gains in LCSF. Last year, we made a conscious decision to liquidate some positions before they distributed significant dividends. This allowed us to distribute long-term capital gains instead of ordinary income, which would be taxed at higher rates. We think our investors benefited significantly from this decision. This year, high market valuations have lowered stock market dividend ratios to historically low levels. After expenses, this means the income portion of the LCSF may continue to be low for the foreseeable future.

                                    Quarter   Year-to-Date                Three Year      Since Public    Since Private
Performance for Periods             Ending    Period 1/1/00    One Year   Avg. Annual      Inception       Inception
 Ending 6/30/00(1)                  6/30/00    to 6/30/00       Return     Return(2)      (5/28/97)(2)    (4/4/96)(2)
LCSF TOTAL RETURN                    -1.9%        2.6%            7.7%       13.5%           14.5%           15.5%
S&P500 Index                         -2.7%       -0.4%*           7.3%       19.7%           20.7%           22.6%
Dow Jones Ind Avg                    -4.0%       -8.5%*          -3.4%       12.7%           13.7%           17.5%
New York Stock Exchg. Comp.          -0.7%       -1.1%*          -0.8%       11.6%           13.0%           15.3%
MornStar Gr & Inc Fds Avg            -2.5%       -0.7%            1.8%       13.0%           14.4%*          16.6%*

Portfolio Turnover ..................................  13.2%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception. * Does not include dividends

     SMALLER COMPANY STOCK FUND (SCSF)

     A fund of funds investing in funds that invest in small, micro-cap and smaller mid-cap stocks with an objective of long term growth. Individual stocks may be owned.

     Small companies continue to perform a bit better than large companies. However it has been accompanied by significant volatility. We expect more volatility, but continue to believe the prospects for small companies are reasonably good. We are pleased to report that the SCSF has been ranked in the top 15% of all funds in Morningstar's Small Blend category for both one and three year periods.

                                    Quarter   Year-to-Date                Three Year      Since Public    Since Private
Performance for Periods             Ending    Period 1/1/00    One Year   Avg. Annual      Inception       Inception
 Ending 6/30/00(1)                  6/30/00    to 6/30/00       Return     Return(2)      (5/28/97)(2)    (4/4/96)(2)
SCSF TOTAL RETURN                    -3.1%         7.3%          33.3%       16.0%            17.3%           14.5%
Russell 2000 Index                   -3.8%         3.0%          14.3%       10.6%            12.1%           12.2%
MornStar Small Co Fds Avg            -1.0%         8.2%          17.8%       10.1%            13.1%           14.0%

Portfolio Turnover ..................................  0.00%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception.

STAAR Investment Trust Semi-Annual Report 6/30/00                         Page 4

     INTERNATIONAL FUND (INTF)

A fund of funds investing in funds that primarily invest in foreign stocks, including emerging markets. Individual stocks may be owned.

     International markets have struggled this year after a strong 1999. We continue to see good potential overseas and think there is a good possibility that foreign markets will recover by the end of the year.

     The INTF has performed acceptably so far in 2000, but we are not satisfied that the holdings are where we had hoped they would be. We have been gradually making changes in an effort to improve the Fund's positions.

                                    Quarter   Year-to-Date                Three Year      Since Public    Since Private
Performance for Periods             Ending    Period 1/1/00    One Year   Avg. Annual      Inception       Inception
 Ending 6/30/00(1)                  6/30/00    to 6/30/00       Return     Return(2)      (5/28/97)(2)    (4/4/96)(2)
INTF TOTAL RETURN                    -4.1%        -4.9%         16.4%         7.5%            8.5%           10.9%
EAFE. Index                          -1.6%        -1.7%         20.0%        11.1%           12.1%           11.2%
MornStar Foreign Fds Avg             -6.0%        -4.0%         26.6%        11.5%           13.7%           14.0%
MornStar Div. Emerg. Mkts. Fds      -11.9%        -8.8%         16.5%        -3.7%           -0.6%            3.4%

Portfolio Turnover ..................................  4.5%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception.


     ALTCAT (ALTERNATIVE CATEGORIES) FUND (ACF)

A multi-asset global fund of funds that invest in assets hat offer opportunities for growth.

     We are pleased to report that Morningstar ranked the ACF in the top 20% of all funds in the Mid-cap Value Funds category for the past 12 months. If compared to the Morningstar funds having a Multi-Asset Global objective, it was in the top 12% for the past 12 months ending 6/30/00. (As of this writing, the ACF was the #1 Fund in this category year-to-date through July 31.)

                                    Quarter   Year-to-Date                Three Year      Since Public    Since Private
Performance for Periods             Ending    Period 1/1/00    One Year   Avg. Annual      Inception       Inception
 Ending 6/30/00(1)                  6/30/00    to 6/30/00       Return     Return(2)      (5/28/97)(2)    (4/4/96)(2)
ACF TOTAL RETURN                      1.0%        10.1%          21.0%       9.3%             10.2%           9.6%
MornStar Multi-Asset Global Fds      -1.3%         0.7%          13.8%       8.2%             10.1%          10.4%

Portfolio Turnover ..................................  2.6%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception.

Notes regarding performance: Total Return assumes dividends and/or capital gains reinvested. STAAR Fund returns are based on Net Asset Value. Indexes such as the Dow Jones Industrial, EAFE and Lehman Bros. Bond indexes are unmanaged, and therefore have little or no expenses. Morningstar mutual fund averages reflect net returns after expenses with dividend and capital gain distributions reinvested. Performance numbers are quoted directly or derived from data published in the Wall St. Journal ands other public sources and may be preliminary data. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

STAAR Investment Trust Semi-Annual Report 6/30/00                         Page 5

                             INTERMEDIATE BOND FUND
                       PORTFOLIO VALUATION AS OF 6/30/00

                                                   SHARES OR
                                                   PRINCIPAL                                                            UNREALIZED
POSITION                                             AMOUNT     UNIT COST  PRICE      COST         VALUE    PERCENT    GAIN/(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS                                   101,517         1.00   1.00      101,517      101,517      7.3%             0
                                                   --------------------------------------------------------------------------------
          Subtotal                                                                    101,517      101,517      7.3%             0

INTERMEDIATE BONDS
   US TREASURY OBLIGATIONS
       US Treasury Note 6.375 due 8/15/02             20,000       100.45   99.84      20,089       19,969      1.4%          (120)
       US Treasury Note 6.5 due 5/15/05               20,000       100.19  101.09      20,038       20,219      1.5%           181
       US Treasury Note 5.5 due 2/15/08               20,000       100.42   95.75      20,084       19,150      1.4%          (934)
       US Treasury Note 5.375 due 2/15/01             60,000       101.21   99.34      60,725       59,606      4.3%        (1,119)
       US Treasury Note 5.5 due 12/31/00              50,000       102.69   99.53      51,344       49,766      3.6%        (1,578)
       US Treasury Note 5.25 due 5/15/04              30,000        97.75   96.47      29,325       28,941      2.1%          (384)
                                                   --------------------------------------------------------------------------------
          Subtotal                                                                    201,604      197,650     14.2%        (3,954)

   GOVERNMENT AGENCY OBLIGATIONS

       Fedl Hm Ln Mtg Corp Deb 6.49 due 12/19/05      50,000       100.70   96.19      50,350       48,094      3.5%        (2,255)
       Fedl Hm Ln Mtg Corp Deb 6.25 due 6/24/08       60,000       100.00   92.84      60,000       55,706      4.0%        (4,294)
       Fedl Hm Ln Mtg Corp Deb 6.125 7/24/08          30,000        93.75   92.19      28,125       27,656      2.0%          (469)
       Fedl Hm Ln Bank Bond 6.17 due 7/30/02          20,000       102.22   98.59      20,443       19,719      1.4%          (724)
       Fedl Home Ln Bank Bond 5.925 due 8/14/03       40,000       100.98   96.75      40,391       38,700      2.8%        (1,691)
       Fedl Home Ln Bank Bond 5.8 due 11/04/05        60,000        96.63   93.91      57,975       56,344      4.1%        (1,631)
       Fedl Home Ln Bank Bond 6.05 2/24/06            40,000        95.25   94.50      38,100       37,800      2.7%          (300)
       Fedl Home Ln Bank Bond 6.18 5/29/03            50,000        98.50   97.53      49,250       48,766      3.5%          (485)
       Fedl Nat'l Mtg Assoc. 7.32 due 5/03/06         25,000       100.00   98.00      25,000       24,500      1.8%          (500)
       Fedl Nat'l Mtg Assoc. 7.37 due 3/09/07         35,000       103.12   97.80      36,092       34,230      2.5%        (1,862)
       Fedl Nat'l Mtg Assoc. 5.39 due 11/5/03         75,000        99.56   95.12      74,672       71,340      5.1%        (3,332)
       Fedl Nat'l Mtg Assoc. 6.1 4/24/03              25,000        98.00   97.49      24,500       24,373      1.8%          (128)
       Fedl Nat'l Mtg Assoc. 6.03 2/2/09              20,000        92.75   91.80      18,550       18,360      1.3%          (190)
       TVA Pwr Bds 1993 Ser 6.125 due 7/15/03         20,000        97.00   96.75      19,400       19,350      1.4%           (50)
       TVA Pwr Bds 1995 Ser 6.375 due 6/15/05         13,000        97.25   97.32      12,643       12,652      0.9%             8
                                                   --------------------------------------------------------------------------------
          Subtotal                                                                    555,490      537,589     38.7%       (17,901)

   CORPORATE OBLIGATIONS
       American General Corp. 6.25 3/15/03            50,000       103.07   96.88      51,537       48,440      3.5%        (3,097)
       Columbia/HCA Healthcare 6.87 due 9/15/03       30,000        98.63   92.57      29,588       27,771      2.0%        (1,817)
       Ford Motor Cr 6.0 due 1/14/03                  80,000       102.84   96.53      82,268       77,224      5.6%        (5,044)
       IBM Corp Nt Bk Entry 7.25 due 11/01/02         20,000       102.14  100.13      20,427       20,026      1.4%          (401)
       Lehman Brothers 6.625 due 2/05/06              50,000        97.07   92.85      48,534       46,425      3.3%        (2,109)
       Lehman Brothers 6.625 due 4/01/04              50,000        98.29   95.53      49,147       47,765      3.4%        (1,382)
       Mellon Financial Co. 6.0 due 3/01/04           40,000       100.09   95.43      40,036       38,172      2.7%        (1,864)
       Merrill Lynch & Co Nts 8.0 due 2/01/02         25,000       103.50  101.28      25,875       25,320      1.8%          (555)
       Merrill Lynch & Co Nts 5.5 due 2/12/04         45,000       100.00   93.53      45,000       42,089      3.0%        (2,911)
       Merrill Lynch & Co Nts 6.0 due 2/17/09         40,000        92.72   88.62      37,089       35,448      2.6%        (1,640)
       Morgan Stanley Nts 5.625 due 1/20/04           50,000        99.72   93.94      49,859       46,970      3.4%        (2,889)
       New England Tel. Co. 6.125 due 10/01/06        35,000       101.03   94.80      35,359       33,180      2.4%        (2,179)
       St. Paul Cos. 6.17 due 1/15/01                 25,000        99.99   99.46      24,997       24,865      1.8%          (132)
       Sears Accept Corp  6.92 due 6/17/04            40,000       104.80   97.56      41,920       39,024      2.8%        (2,896)
                                                   --------------------------------------------------------------------------------
          Subtotal                                                                    581,634      552,719     39.8%       (28,914)

                                                                                  =================================================
                                                                   TOTALS           1,440,246    1,389,475      100%       (50,769)

Note: This portfolio valuation does not include accrued income and expanses. Therefore, the total value shown is not the same as the net asset value.

BREAKDOWN BY GENERAL ASSET TYPE

     [CHART APPEARS HERE]
Cash & Equivalents          7%
Corporate                  40%
US Treasury & Gov Agency   53%


  BREAKDOWN BY GENERAL RATING
      (S&P and/or Moody's)

     [CHART APPEARS HERE]
A Rated                    26%
AA Rated                   14%
AAA Rated                  58%
BBB Rated                   2%


STAAR Investment Trust Semi-Annual Report 6/30/00                         Page 6

                              LONG TERM BOND FUND
                       PORTFOLIO VALUATION AS OF 6/30/00

                                                       SHARES OR
                                                       PRINCIPAL                                                         UNREALIZED
POSITION                                                AMOUNT     UNIT COST   PRICE      COST      VALUE       PERCENT  GAIN/(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS                                        31,069        1.00    1.00      31,069    31,069         3.7%          0

          Subtotal                                                                        31,069    31,069         3.7%          0

LONG TERM BONDS
   US TREASURY OBLIGATIONS
       US Treasury Note 5.625 due 2/15/06                 10,000       92.70   96.97       9,270     9,697         1.2%        427
       US Treasury Bond 7.25 due 5/15/16                  75,000      105.59  110.03      79,194    82,523         9.8%      3,329
       US Treasury Bond 7.25 due 8/15/22                  20,000      100.81  112.19      20,163    22,438         2.7%      2,275
       US Treasury Bond 6.25 due 8/15/23                  15,000      237.86  234.79      35,680    35,219         4.2%       (462)
       US Treasury Bond 5.50 due 8/15/28                  40,000      100.75   91.72      40,300    36,688         4.4%     (3,612)
                                                       ----------------------------------------------------------------------------
          Subtotal                                                                       184,606   186,564        22.2%      1,957

   GOVERNMENT AGENCY OBLIGATIONS
       Fedl Nat'l Mtg Assoc. 6.37 due 2/25/14             35,000      89.50    90.65      31,325    31,728         3.8%        403
       Fedl Nat'l Mtg Assoc. 5.62 due 2/25/02             20,000      98.13    98.06      19,625    19,612         2.3%        (13)
       Fedl Home Ln Bank Bond 5.73 due 9/04/08            25,000      92.56    91.13      23,141    22,781         2.7%       (359)
       Fedl Home Ln Mtg Corp 7.375 due 10/25/11           20,000      99.50    95.78      19,900    19,156         2.3%       (744)
       Fedl Home Ln Mtg Corp 6.85 due 5/14/13             35,000     100.28    92.63      35,099    32,419         3.9%     (2,680)
       Fedl Home Ln Mtg Corp 6.42 due 8/19/13             30,000     101.26    90.22      30,379    27,066         3.2%     (3,313)
       Fedl Home Ln Mtg Corp 7.405 due 4/19/06            50,000      99.17    98.56      49,586    49,282         5.9%       (305)
       Fedl Farm Cred Bk 6.9 due 9/08/15                  40,000     101.95    97.29      40,780    38,916         4.6%     (1,864)
                                                       ----------------------------------------------------------------------------
          Subtotal                                                                       249,835   240,959        28.7%     (8,876)

   CORPORATE OBLIGATIONS
       Arkansas Power & Lt 7.0 due 9/08/15                25,000     103.50    88.47      25,875    22,118         2.6%     (3,757)
       Bankamerica Corp MTN 6.0 due 12/23/13              15,000     100.00    83.85      15,000    12,578         1.5%     (2,422)
       Bear Stearns Cos 7.625 due 2/01/05                 40,000      99.69    98.55      39,876    39,420         4.7%       (455)
       Chase Manhattan Corp MTN 6.5 due 5/06/13           15,000     100.25    89.08      15,038    13,362         1.6%     (1,676)
       Citicorp 7.2 due 9/15/10                           35,000     102.38    95.23      35,831    33,331         4.0%     (2,501)
       Disney Walt Co. MTN 7.75 due 9/30/11               20,000     100.00   100.40      20,000    20,080         2.4%         80
       Ford Motor Credit MTN 7.0 9/20/10                  40,000     101.00    93.03      40,400    37,212         4.4%     (3,188)
       General Electric Cap Crp. MTN 6.4 due 1/16/13      25,000      99.75    91.45      24,938    22,863         2.7%     (2,075)
       Gen Mtrs Accpt Corp Nts 7.1 due 3/15/06            20,000      99.31    98.46      19,861    19,692         2.3%       (169)
       Lehman Bros. Holdings 7.0 due 5/12/14              35,000      93.99    87.67      32,896    30,685         3.7%     (2,211)
       Merrill Lynch 6.33 due 2/25/14                     50,000      99.40    89.16      49,700    44,580         5.3%     (5,120)
       Morgan Stanley Grp 7.45 due 7/03/12                15,000     100.00    95.59      15,000    14,339         1.7%       (662)
       So Western Bell Tel Deb 6.75 due 6/01/08           15,000      96.25    95.94      14,438    14,391         1.7%        (47)
       Xerox Credit Corp MTN 6.5 due 1/28/13              30,000     100.00    86.48      30,000    25,944         3.1%     (4,056)
       Xerox Credit Corp MTN 6.5 due 2/11/13              35,000     100.00    86.33      35,000    30,216         3.6%     (4,785)
                                                       ----------------------------------------------------------------------------
          Subtotal                                                                       413,852   380,808        45.4%    (33,042)
                                                                                         ==========================================
                                                                     TOTALS              879,362   839,400         100%    (39,960)

Note: This portfolio valuation does not include accrued income and expanses. Therefore, the total value shown is not the same as the net asset value.

BREAKDOWN BY GENERAL ASSET TYPE

     [CHART APPEARS HERE]
Cash & Equivalents          4%
Corporate                  45%
US Treasury & Gov Agency   51%


  BREAKDOWN BY GENERAL RATING
      (S&P and/or Moody's)

     [CHART APPEARS HERE]
A Rated                    37%
AA Rated                    7%
AAA Rated                  56%


STAAR Investment Trust Semi-Annual Report 6/30/00                         Page 7

                           LARGER COMPANY STOCK FUND
                       PORTFOLIO VALUATION AS OF 6/30/00


                                                                                                               UNREALIZED
POSITION                                    SHARES     UNIT COST   PRICE      COST       VALUE       PERCENT   GAIN/(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS

       Putnam Money Market Fund A              645.50      1.00     1.00            646        646       0.0%          0
       Firstar Treasury Money Market       134,920.87      1.00     1.00        134,921    134,921       4.8%          0
                                           ------------------------------------------------------------------------------
             Subtotal                                                           135,566    135,566       4.9%          0

U.S. LARGER CO. STOCK FUNDS
       Bear Stearns S&P Stars A             11,302.11     23.44    36.38        264,874    411,171      14.7%    146,296
       Fundamental Investors Fund           12,468.45     29.10    32.59        362,873    417,784      15.0%     54,910
       Janus Twenty                          2,857.33     66.53    77.22        190,106    220,643       7.9%     30,537
       Putnam Fund For Growth & Income      13,317.68     18.94    17.98        252,292    239,452       8.6%    (12,840)
       Putnam Investors A                   19,359.07     14.06    18.67        272,139    361,434      13.0%     89,295
       Torray Fund                           7,377.36     37.94    40.46        279,868    298,488      10.7%     18,620
                                           ------------------------------------------------------------------------------
             Subtotal                                                         1,622,152  1,948,971      69.8%    326,819

U.S. LARGER CO. STOCK UNIT TRUSTS
       Peroni Top Ten Picks 2000 Series     21,832.12     11.45    14.15        250,000    308,925      11.1%     58,925
                                           ------------------------------------------------------------------------------
             Subtotal                                                           250,000    308,925      11.1%     58,925

U.S. MID-CAP LARGER CO. STOCK FUNDS
       Mairs & Power Growth Fund             3,437.22     83.35    99.63        286,481    342,450      12.3%     55,969
       Longleaf Partners                     2,612.44     26.73    21.02         69,827     54,913       2.0%    (14,913)
                                           ------------------------------------------------------------------------------
             Subtotal                                                           356,308    397,364      14.2%     41,055

                                                                              ===========================================
                                                          TOTALS              2,364,026  2,790,826       100%    426,799

Note: This portfolio valuation does not include accrued income and expanses. Therefore, the total value shown is not the same as the net asset value.

              BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds owned
                       by the Fund)

     [CHART APPEARS HERE]
Bonds                       0%
Cash & Equivalents          6%
Domestic Stock             87%
Foreign Stock               6%
Other                       1%


               BREAKDOWN BY MANAGEMENT STYLE
  (Does not include estimated cash positions of mutual
                  funds owned by the Fund)

     [CHART APPEARS HERE]
Cash & Equivalents          5%
Large Cap Blend            24%
Large Cap Growth           23%
Large Cap Value            34%
Larger Mid-Cap Value       14%

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.


STAAR Investment Trust Semi-Annual Report 6/30/00                         Page 8

                           SMALLER COMPANY STOCK FUND
                       PORTFOLIO VALUATION AS OF 6/30/00


                                                                                                               UNREALIZED
POSITION                                    SHARES     UNIT COST   PRICE      COST       VALUE       PERCENT   GAIN/(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
       Franklin Money Fund A                  1,292.61     1.00     1.00          1,293       1,293     0.0%          0
       Firstar Treasury Money Market        107,778.00     1.00     1.00        107,778     107,778     3.8%          0
                                            ----------------------------------------------------------------------------
            Subtotal                                                            109,071     109,071     3.8%          0

U.S. SMALLER CO. STOCK MUTUAL FUNDS
       Ivy US Emerging Growth Fund           10,405.76     28.47    49.18       296,267     511,755    17.9%    215,488
       Franklin Small Cap Growth Fund I       8,205.93     23.23    49.07       190,654     402,665    14.1%    212,011
       T Rowe Price New Horizons Fund        11,713.05     25.21    30.43       295,275     356,428    12.5%     61,153
       Royce Opportunity Fund                48,469.80      7.25     8.51       351,538     412,478    14.4%     60,940
       Putnam Capital Opportunities Fund A   28,916.19      8.73    11.08       252,433     320,391    11.2%     67,958
       Acorn Fund                            19,574.20     16.86    17.22       329,968     337,068    11.8%      7,100
                                            ----------------------------------------------------------------------------
            Subtotal                                                          1,716,135   2,340,785    81.9%    624,650

U.S. MICROCAP STOCK MUTUAL FUNDS
       Franklin Microcap Value Fund I        20,226.23     18.82    18.18       380,647     367,713    12.9%    (12,934)
       RS MicroCap Growth Fund                1,472.95     27.16    27.54        40,000      40,565     1.4%        565
                                            ----------------------------------------------------------------------------
            Subtotal                                                            420,647     408,278    14.3%    (12,369)

                                                                              ==========================================
                                                           TOTALS             2,245,853   2,858,134     100%    612,281

Note: This portfolio valuation does not include accrued income and expanses. Therefore, the total value shown is not the same as the net asset value.

         BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds
                owned by the Fund)

     [CHART APPEARS HERE]
Bonds                       0%
Cash & Equivalents          7%
Domestic Stock             88%
Foreign Stock               5%


           BREAKDOWN BY MANAGEMENT STYLE
(Does not include estimated cash positions of mutual
             funds owned by the Fund)

     [CHART APPEARS HERE]
Cash & Equivalents          4%
Small Cap Blend            12%
Small Cap Growth           28%
Small Cap Value            27%
Smaller Mid-Cap Growth     18%
Smaller Mid-Cap Value      11%

Notes: Breakdown percentages are estimated based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

STAAR Investment Trust Semi-Annual Report 6/30/00                         Page 9

                               INTERNATIONAL FUND
                       PORTFOLIO VALUATION AS OF 6/30/00

                                                                                                                    UNREALIZED
POSITION                                         SHARES     UNIT COST   PRICE      COST       VALUE       PERCENT   GAIN/(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
       Putnam Money Market Fund A               86,750.90      1.00      1.00         86,751     86,751      3.6%          0
       Firstar Treasury Money Market            22,410.47      1.00      1.00         22,410     22,410      0.9%          0
                                                -----------------------------------------------------------------------------
              Subtotal                                                               109,161    109,161      4.5%          0

INTERNATIONAL STOCK MUTUAL FUNDS
       Bear Stearns International Equity A       3,245.95     26.19     23.92         85,000     77,643      3.2%     (7,357)
       Europacific Fund                          8,299.91     31.61     41.62        262,392    345,442     14.2%     83,050
       Federated Int'l Equity A                  3,607.39     27.72     27.84        100,000    100,430      4.1%        430
       Hotchkis & Wiley International Fund       6,899.24     22.56     27.33        155,661    188,556      7.8%     32,895
       Ivy International Fund A                  7,117.19     36.84     41.11        262,193    292,588     12.0%     30,395
       Putnam International Growth A            15,398.40     19.62     29.92        302,151    460,720     18.9%    158,569
       T Rowe Price International Fund          12,586.91     15.60     18.27        196,322    229,963      9.5%     33,641
       Templeton Foreign Fund I                 20,920.76      9.93     10.65        207,754    222,806      9.2%     15,052
       Warburg & Pincus International Fund       7,688.56     22.21     24.41        170,800    187,678      7.7%     16,878
                                                -----------------------------------------------------------------------------
              Subtotal                                                             1,742,274  2,105,826     86.6%    363,552

DEVELOPING MARKETS MUTUAL FUNDS
       Pilgrim Worldwide Emerging Markets Fund   1,669.07     11.98     11.88         20,000     19,829      0.8%       (171)
       Templeton Developing Markets Trust I     15,084.59     14.15     13.12        213,500    197,910      8.1%    (15,590)
                                                -----------------------------------------------------------------------------
              Subtotal                                                               233,500    217,738      9.0%    (15,762)

                                                                                   ==========================================
                                                              TOTALS               2,084,935  2,432,726    100.0%    347,791

Note: This portfolio valuation does not include accrued income and expanses. Therefore, the total value shown is not the same as the net asset value.

          BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds
                 owned by the Fund)

     [CHART APPEARS HERE]
Bonds                       1%
Cash & Equivalents          8%
Domestic Stock              1%
Foreign Emerging Mkts.      9%
Foreign Stock              80%


          BREAKDOWN BY MANAGEMENT STYLE
(Does not include cash positions of mutual funds
               owned by the Fund.)

     [CHART APPEARS HERE]
Cash & Equivalents          4%
Large Cap Blend            27%
Large Cap Growth           31%
Large Cap Value            29%
Mid Cap Blend               1%
Mid Cap Value               8%

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

STAAR Investment Trust Semi-Annual Report 6/30/00                        Page 10

                                  ALTCAT FUND
                       PORTFOLIO VALUATION AS OF 6/30/00

                                                                                                                    UNREALIZED
POSITION                                         SHARES     UNIT COST   PRICE      COST       VALUE       PERCENT   GAIN/(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS                              69,735.37     1.00        1.00      69,735     69,735       7.0%          0
                                                ----------------------------------------------------------------------------
             Subtotal                                                               69,735     69,735       7.0%          0

US MID-CAP LARGER CO. STOCK MUTUAL FUNDS
       Muhlenkamp Fund                           1,870.15    39.30       46.41      73,495     86,794       8.8%     13,299
                                                ----------------------------------------------------------------------------
             Subtotal                                                               73,495     86,794       8.8%     13,299

GLOBAL SMALLER CO. STOCK MUTUAL FUNDS
       Mutual Series Discovery Fund I            3,230.47    19.38       20.95      62,597     67,678       6.8%      5,082
       SmallCap World Fund                       2,650.54    40.31       40.93     106,852    108,487      11.0%      1,634
                                                ----------------------------------------------------------------------------
             Subtotal                                                              169,449    176,165      17.8%      6,716

ALTERNATIVE CATEGORIES
       Franklin BioTech Discovery Fund I         1,075.47    74.66       80.75      80,290     86,844       8.8%      6,554
       Franklin Gold Fund I                      1,584.96    10.76        8.40      17,060     13,314       1.3%     (3,746)
       Franklin Real Estate Securities Fund I    2,337.17    14.41       14.67      33,675     34,286       3.5%        611
       Franklin Natural Resources Fund I         3,906.89    14.87       16.71      58,087     65,284       6.6%      7,197
       Ivy China Region A                       11,229.77     8.50        9.22      95,409    103,539      10.5%      8,130
       Templeton Latin America Fund              5,452.42    10.74       11.20      58,561     61,067       6.2%      2,507
       Vanguard Energy                           2,529.05    22.84       26.19      57,751     66,236       6.7%      8,485
       Vanguard Health Care                        916.01    84.04      119.57      76,985    109,527      11.1%     32,543
       Invesco Technology II                     1,252.12    42.92       93.30      53,736    116,823      11.8%     63,086
                                                ----------------------------------------------------------------------------
             Subtotal                                                              531,554    656,920      66.4%    125,366

                                                                                   =========================================
                                                             TOTALS                844,233    989,614     100.0%    145,381

Note: This portfolio valuation does not include accrued income and expanses. Therefore, the total value shown is not the same as the net asset value.

            BREAKDOWN BY GENERAL ASSET TYPE
(Does not include cash positions of mutual funds owned by the Fund. Therefore, actual cash will be higher.)

     [CHART APPEARS HERE]
Biotech                     9%
Cash & Equivalents          7%
Energy & Nat. Res.         14%
Global Flexibly Mgd         7%
Global Smaller Cos.        11%
Health Care                11%
Latin America               6%
Pacific Rim/China          10%
Prec. Metal/Mining          1%
Real Estate & Related       3%
Technology                 12%
U.S. Fexibly Mgd            9%

        BREAKDOWN BY MANAGEMENT STYLE
(Does not include cash positions of mutual funds
              owned by the Fund.)

     [CHART APPEARS HERE]
Cash & Equivalents          7%
Large Cap Blend            11%
Large Cap Growth           12%
Large Cap Value             9%
Mid Cap Blend               7%
Mid Cap Growth             10%
Mid Cap Value              33%
Small Cap Growth           11%

Notes: Breakdown percentages are estimated based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

STAAR Investment Trust Semi-Annual Report 6/30/00                        Page 11

                  STAAR INVESTMENT TRUST FINANCIAL STATEMENTS
                              FINANCIAL STATEMENTS
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (unaudited)

(000's omitted)                                                 IBF        LTBF        LCSF       SCSF       INTF        ACF
                ASSETS
                ------
Investments in Securities at Value Identified                   1,390        839         2,791      2,858      2,433       990
Cash (not including money market funds)                             0          0             0          0          0         0
Interest Receivable                                                20         12             0          0          0         0
                                                              ----------------------------------------------------------------
                                             Total Assets       1,410        851         2,791      2,858      2,433       990
                                                              ----------------------------------------------------------------

             LIABILITIES
             -----------
Accounts Payable for Securities                                     0          0             0          0          0         0
Accounts Payable - Sr. Long-term Debt                               0          0             0          0          0         0
Accounts Payable- Other (incl. Advisor, TTEE, 12b-1 Fees)           1          1             2          2          2         1
                                                              ----------------------------------------------------------------
                                        Total Liabilities           1          1             2          2          2         1
                                                              ----------------------------------------------------------------

             NET ASSETS                                         1,409        850         2,789      2,856      2,431       989
             ----------                                       ================================================================


Shares of Beneficial Interest Outstanding                     141,565     83,524       197,341    192,260    181,611    72,726
                                                              ----------------------------------------------------------------

Net Asset Value per Share                                        9.95      10.19         14.13      14.87      13.39     13.60
                                                              ----------------------------------------------------------------


                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTH PERIOD ENDED 6/30/00

(000's omitted)                                            IBF        LTBF        LCSF       SCSF       INTF        ACF
               INVESTMENT INCOME
               -----------------
Mutual Fund Dividends (Including Money Market Funds)        1           1          10         4          6           3

Interest                                                   43          28           0         0          0           0
                                                           ------------------------------------------------------------
                                         Total Income      44          29          10         4          6           3

                 EXPENSES
                 --------
Advisory Fees                                               4           3          11        12         10           3
Directors Fees                                              1           0           1         1          1           0
Taxes                                                       0           0           0         0          0           0
Interest                                                    0           0           0         0          0           0
Marketing Distribs: 12-b-1                                  0           0           0         0          0           0
Other                                                       0           0           0         0          0           0
                                                           ------------------------------------------------------------
                                       Total Expenses       5           3          13        13         11           4

                                Net Investment Income      39          26          (3)       (9)        (5)         (1)
                                ---------------------      ------------------------------------------------------------

REALIZED & UNREALIZED APPRECIATION ON INVESTMENTS
-------------------------------------------------

Realized Long & Short Term Capital Gains                   (3)         (1)         41        18         20           6
Unrealized Appreciation (Depreciation)                      3           7          30       159       (130)         65
                                                           ------------------------------------------------------------
Net Realized & Unrealized Appreciation (Depreciation)       0           6          71       177       (110)         71

     NET INCREASE IN NET ASSETS FROM OPERATIONS            39          32          68       168       (115)         70
     ------------------------------------------            ============================================================


STAAR Investment Trust Semi-Annual Report 6/30/00                        Page 12

                   STAAR INVESTMENT TRUST FINANCIAL STATEMENTS
                              FINANCIAL STATEMENTS
                        STATEMENT OF CHANGE IN NET ASSETS
                     FOR THE SIX MONTH PERIOD ENDED 6/30/00

(000's omitted)                                                IBF        LTBF     LCSF      SCSF      INTF        ACF
   Increase/(Decrease) in net Assets from Operations
   -------------------------------------------------
Net Investment Income                                            39        26        (3)       (9)       (5)       (1)
Net Realized gains of Investments                                (3)       (1)       41        18        20         6
Unrealized Appreciation (Depreciation) of Investments             3         7        30       159      (130)       65
                                                              --------------------------------------------------------
                                  Net Change from Ops            39        32        68       168      (115)       70

        Distributions to Shareholders from:
        -----------------------------------

Investment  Income                                              (41)      (24)        0         0         0         0
Realized Long-Term gains                                          0         0       (40)        0         0         0
                                                              --------------------------------------------------------
                                  Total Distributions           (41)      (24)      (40)        0         0         0

            Capital Share Transactions
            --------------------------

Purchases                                                       200        86       387       431       388       357
Redemptions                                                    (404)      (75)      (96)      (23)      (21)       (8)
Reinvestment of Dividends and Distributions                      41        24        40         0         0         0
                                                              --------------------------------------------------------
Net Increase in net assets from capital share transactions     (163)       35       331       409       367       349
                                                              --------------------------------------------------------

Total Increase in Net Assets                                   (165)       43       359       577       252       419
                                                              ========================================================

Net Assets Beginning of Period                                1,574       807     2,430     2,279     2,179       570
Net Assets End of Period                                      1,409       850     2,789     2,856     2,431       989
                                                              --------------------------------------------------------

                       STATEMENT OF CHANGE IN CASH FLOWS
                     FOR THE SIX MONTH PERIOD ENDED 6/30/00

(000's omitted)                                              IBF     LTBF    LCSF   SCSF    INTF          ACF
       CASH PROVIDED BY OPERATING ACTIVITIES
       -------------------------------------

Net Increase in Net Assets from Operations                    39      32      68     168    (115)          70
Adjustments Required to reconcile to net assets provided
by operating activities
    Unrealized (Appreciation) Depreciation of Investments     (3)     (7)    (30)   (159)    130

    (Increase) Decrease in Interest Receivable                 3       0       0       0       0            0
Increase/(Decrease) in Advisory / TTEE Fees Payable            1      (0)      0       0       0            0

Increase (Decrease) in Accounts Payable                        0       0    (150)    (25)      0            0
                                                            --------------------------------------------------
Net Cash Provided (Used) by Operating Activities              40      25    (112)    (16)     15            5

         CASH USED BY INVESTMENT ACTIVITIES
         ----------------------------------

Investments Purchased                                          0     (89)   (748)   (389)   (538)        (355)
Sales or Redemptions                                         215      66     340       0     110           23
                                                            --------------------------------------------------
Net Cash Provided (Used) by Investment Activities            215     (23)   (408)   (389)   (428)

       CASH PROVIDED BY FINANCING ACTIVITIES
       -------------------------------------

Shareholder Contributions                                    241     110     427     431     388          357
Shareholder Redemptions (including amounts re-invested
            in other Trust portfolios)                      (404)    (75)    (96)    (22)    (21)          (8)
Dividends Reinvested By Shareholders                         (41)    (24)    (40)      0       0            0
Cash Dividends Paid Out to Shareholders                        0       0       0       0       0            0
                                                            --------------------------------------------------
Net Cash Provided (Used) by Financing Activities            (204)     11     291     409     367          349


     INCREASE/(DECREASE) IN CASH DURING PERIOD                51      12    (229)      3     (46)          22
     -----------------------------------------              ==================================================


Cash Balance, Beginning of Period                             51      18     365     105     155           48
Cash Balance, End of Period                                  102      31     136     109     109           70
                                                            --------------------------------------------------

STAAR Investment Trust Semi-Annual Report 6/30/00                        Page 13

                             STAAR INVESTMENT TRUST
        SUPPLEMENTARY INFORMATION -- SELECTED PER SHARE DATA AND RATIOS
                 Period from May 28, 1997 through June 30, 2000

                                                               IBF                                         LTBF
PER SHARE DATA                              1/1/00-    1/1/99-     1/1/98-    5/28/97-    1/1/00-    1/1/99-   1/1/98-     5/28/97-
--------------                              -------    -------     -------    --------    -------    -------   -------     --------
                                            6/30/00    12/31/99    12/31/98   12/31/97    6/30/00    12/31/99  12/31/98    12/31/97
                                            -------    --------    --------   --------    -------    --------  --------    --------
Net Asset Value Beginning Of Period           9.96      10.45        10.22      $9.97      10.09      11.16     10.81      $10.07
                                            ---------------------------------------------------------------------------------------
Net Investment Income                         0.27       0.54         0.57       0.33       0.31       0.60      0.63        0.37
Net Realized & Unrealized Gains               0.01      (0.49)        0.19       0.21       0.09      (1.07)     0.30        0.78
                                            ---------------------------------------------------------------------------------------
Total Income from Operations                  0.28       0.05         0.76       0.54       0.40       0.46      0.93        1.15

Distributions from Net Investment Income     (0.29)     (0.48)       (0.51)     (0.28)     (0.30)     (0.56)    (0.58)      (0.41)
Distributions from Net Realized Gains         0.00       0.00        (0.02)     (0.01)      0.00      (0.01)     0.00        0.00
                                            ---------------------------------------------------------------------------------------
Total Distributions to Shareholders          (0.29)     (0.48)       (0.53)     (0.29)     (0.30)     (0.57)    (0.58)      (0.41)

Net Asset Value End of Period                 9.95       9.96        10.45     $10.22      10.19      10.09     11.16      $10.81
                                            =======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                  2.83%     (0.14)%       7.41%      6.44%      3.89%     (4.53)%    8.63%      11.41%
===================================================================================================================================

RATIOS
------

Net Expenses to Daily Avg. Net Assets*        0.72%      0.72%        0.58%      0.58%      0.81%      0.81%     0.69%       0.70%
Net Investment Income to Avg. Net Assets      2.73%      5.28%        5.48%      3.26%      3.07%      5.61%     5.70%       3.54%
Portfolio Turnover Rate                       0.00%     11.85%       22.54%      6.78%      7.84%      4.10%     6.40%       0.00%

NET ASSETS, END OF PERIOD
-------------------------
(000's omitted)                              1,409      1,574        1,154        622        850        807       598         339
                                            =======================================================================================

Above ratios are after effect of            2000YTD     1999         1998       1997      2000YTD      1999      1998        1997
                                            -------     ----         ----       ----      -------      ----      ----        ----
Advisory fees waived as shown to the right:  $0.00%     $0.00%       $0.13%     $0.13%     $0.00%     $0.00%    $0.12%      $0.12%

                                                                   LCSF
PER SHARE DATA                                 1/1/00-     1/1/99-     1/1/98-     5/28/97-
--------------                                 -------     -------     -------     --------
                                               6/30/00     12/31/99    12/31/98    12/31/97
                                               -------     --------    --------    --------
Net Asset Value Beginning Of Period             13.98        12.99       12.16      $11.66
                                               ---------------------------------------------

Net Investment Income                           (0.02)       (0.02)       0.03        0.15
Net Realized & Unrealized Gains                  0.39         2.06        1.56        1.39
                                               ---------------------------------------------
Total Income from Operations                     0.37         2.04        1.59        1.54

Distributions from Net Investment Income         0.00         0.00       (0.04)      (0.13)
Distributions from Net Realized Gains           (0.22)       (1.11)      (0.72)      (0.91)
                                               ---------------------------------------------
Total Distributions to Shareholders             (0.22)       (1.11)      (0.76)      (1.04)

Net Asset Value End of Period                   14.13        13.98       12.99      $12.16
                                               =============================================

--------------------------------------------------------------------------------------------
Total Return                                     2.66%       16.13%      13.10%      13.21%
============================================================================================

RATIOS
------

Net Expenses to Daily Avg. Net Assets*           0.99%        0.99%       1.00%       0.25%
Net Investment Income to Avg. Net Assets        -0.11%       -0.13%       0.23%       1.81%
Portfolio Turnover Rate                         13.16%       37.02%      30.21%       7.84%

NET ASSETS, END OF PERIOD
-------------------------
(000's omitted)                                 2,789        2,430       1,852       1,276
                                               =============================================

Above ratios are after effect of                2000YTD      1999        1998        1997
                                                -------      ----        ----        ----
Advisory fees waived as shown to the right:     $0.00%       $0.00%      $0.00%      $0.25%


                                                            SCSF                                   INTF
PER SHARE DATA                               1/1/00-  1/1/99-   1/1/98-   5/28/97-  1/1/00-  1/1/99-   1/1/98-   5/28/97-
--------------                               -------  -------   -------   --------  -------  -------   -------   --------
                                             6/30/00  12/31/99  12/31/98  12/31/97  6/30/00  12/31/99  12/31/98  12/31/97
                                             -------  --------  --------  --------  -------  --------  --------  --------
Net Asset Value Beginning Of Period           13.86     11.45    11.45     10.32     14.08     10.60     10.50    11.73
                                             ----------------------------------------------------------------------------
Net Investment Income                         (0.05)    (0.09)   (0.05)    (0.02)    (0.03)     0.05      0.07     0.12
Net Realized & Unrealized Gains                1.06      3.31     0.38      1.47     (0.66)     4.06      0.31    (0.78)
                                             ----------------------------------------------------------------------------
Total Income from Operations                   1.01      3.23     0.33      1.45     (0.69)     4.10      0.38    (0.66)

Distributions from Net Investment Income       0.00      0.00     0.00      0.00      0.00     (0.05)    (0.08)   (0.10)
Distributions from Net Realized Gains          0.00     (1.11)   (0.33)    (0.32)     0.00     (0.58)    (0.20)   (0.47)
                                             ----------------------------------------------------------------------------
Total Distributions to Shareholders            0.00     (1.11)   (0.33)    (0.32)     0.00     (0.63)    (0.28)   (0.57)

Net Asset Value End of Period                 14.87     13.86    11.45     11.45     13.39     14.08     10.60    10.50
                                             ============================================================================
-------------------------------------------------------------------------------------------------------------------------
Total Return                                   7.27%    30.78%    2.89%    13.92%    -4.90%    38.76%     3.64%   (5.64)%
=========================================================================================================================

RATIOS
------

Net Expenses to Daily Avg. Net Assets*         0.98%     0.99%    0.99%     1.01%     0.99%     0.99%     0.99%    0.70%
Net Investment Income to Avg. Net Assets      -0.36%    -0.73%   (0.47)%   (0.22)%   -0.24%     0.39%     0.65%    1.04%
Portfolio Turnover Rate                        0.00%    33.53%    6.45%     4.04%     4.51%    13.12%     2.30%    0.00%

NET ASSETS, END OF PERIOD
-------------------------
(000's omitted)                               2,856     2,279    1,177     1,177     2,431     2,179     1,608    1,126
                                             ----------------------------------------------------------------------------

Above ratios are after effect of             2000YTD    1999     1998      1997     2000YTD    1999      1998     1997
--------------------------------             -------    ----     ----      ----     -------    ----      ----     ----
Advisory fees waived as shown to the right:   $0.00%    $0.00%   $0.00%    $0.00%    $0.00%    $0.00%    $0.00%   $0.35%

                                                                     ACF
PER SHARE DATA                                   1/1/00-     1/1/99-     1/1/98-    5/28/97-
--------------                                   -------     -------     -------    --------
                                                 6/30/00     12/31/99    12/31/98   12/31/97
                                                 -------     --------    --------   --------
Net Asset Value Beginning Of Period               12.35         9.67       10.53      10.68
                                                 -------------------------------------------

Net Investment Income                             (0.01)        0.06        0.13       0.11
Net Realized & Unrealized Gains                    1.26         2.91       (0.73)     (0.16)
                                                 -------------------------------------------
Total Income from Operations                       1.25         2.97       (0.60)     (0.05)

Distributions from Net Investment Income           0.00        (0.06)      (0.13)     (0.09)
Distributions from Net Realized Gains              0.00        (0.25)      (0.13)     (0.01)
                                                 -------------------------------------------
Total Distributions to Shareholders                0.00        (0.31)      (0.26)     (0.10)

Net Asset Value End of Period                     13.60        12.35        9.67      10.53
                                                 ===========================================
--------------------------------------------------------------------------------------------
Total Return                                      10.12%       30.86%      -5.75%     (0.44)%
============================================================================================

RATIOS
------

Net Expenses to Daily Avg. Net Assets*             0.98%        0.99%       0.99%      0.80%
Net Investment Income to Avg. Net Assets          -0.08%        0.51%       1.24%      1.00%
Portfolio Turnover Rate                            2.62%        4.15%       0.02%      2.74%

NET ASSETS, END OF PERIOD
-------------------------
(000's omitted)                                     989          570         374        307
                                                 -------------------------------------------

Above ratios are after effect of                 2000YTD        1999        1998       1997
--------------------------------                 -------        ----        ----       ----
Advisory fees waived as shown to the right:       $0.00%       $0.00%      $0.00%     $0.11%

STAAR Investment Trust Semi-Annual Report 6/30/00                        Page 14

[STAAR Investment Trust Logo]

                              OFFICES OF THE TRUST

                             604 McKnight Park Dr.
                              Pittsburgh, PA 15237


                               INVESTMENT ADVISOR

                         STAAR Financial Advisors, Inc.
                             604 McKnight Park Dr.
                              Pittsburgh, PA 15237

                            E-MAIl: staar@iname.com

                         WEB SITE: www.staarinvest.com

                               TRANSFER AGENT FOR
                              SHAREHOLDER ACCOUNTS

                         STAAR Financial Advisors, Inc.
                             604 McKnight Park Dr.
                              Pittsburgh, PA 15237


                                    COUNSEL

                              Alan Lefkowitz, Esq.
                              2488 Mt. Royal Blvd.
                              Pittsburgh, PA 15222


                              INDEPENDENT AUDITORS

                                  Carson & Co.
                              201 Village Commons,
                              Sewickley, PA 15143

                                    TRUSTEES

                                Ronald G. Benson
                                 Coraopolis, PA
                              Business Consultant
                        Regional Coordinator, Fellowship
                            of Companies for Christ,
                                 International

                              Jeffrey A. Dewhirst
                                 Sewickley, PA
                               Investment Banker

                                Thomas J. Smith
                                 Sewickley, PA
                          Owner/President, CapMasters

                                John H. Weisbrod
                                 Cranberry, PA
                          Former President, Sea Breeze
                               Laboratories, Inc.

                               J. Andre Weisbrod
                                  Wexford, PA
                           President, STAAR Financial
                                 Advisors, Inc.


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